Unaudited interim condensed consolidated statement of cash flows - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities
(Loss) profit after tax from continuing operations	R$ (133,285)	R$ 103,374
Profit after tax from discontinued operations	13,675	1,935
(Loss) profit for the period	(119,610)	105,309
Adjustments to reconcile to net cash flow:
Depreciation, amortization and depletion	61,589	60,893
Allowance for doubtful accounts net of reversals	7,500	(8,753)
Write-off of PP&E/intangible assets	19,366	1,963
Share of profit of an associate	579	(2,338)
Capital gain on divestiture	(18,784)	0
Provision for income and social contribution taxes	26,390	4,279
Deferred income and social contribution taxes	84,527	(381,558)
Addition to provision for contingencies net of reversals	(33,876)	48,646
Gain on the acquisition of investments	0	(12,407)
Monetary variation, financial charges and interest	56,146	284,864
Share based compensation	15,473	1,486
Working capital adjustments:
Trade accounts receivable	(39,598)	(68,551)
Taxes recoverable	(404)	(13,606)
Inventories	(973)	(96)
Advances to suppliers	(81)	(64)
Prepaid expenses	(234)	(586)
Other receivables	(2,682)	7,978
Trade accounts payable	7,281	(2,428)
Labor payable	(3,205)	(5,050)
Tax liabilities	(9,488)	66,488
Provision for contingencies	(14,060)	(7,413)
Other	(13,057)	(24,654)
Related parties	(22,101)	(2,821)
Cash flow provided by operating activities	698	51,581
Investing activities
Capital contribution in subsidiaries	(2,778)	0
Receipt for sale of subsidiaries	12,011	0
Receipt from sale of fixed assets	681	0
Payment for acquisition of subsidiaries	0	(3,633)
Dividends received	185	5,130
Marketable securities	0	(16)
Acquisition of fixed assets	(49,777)	(36,210)
Acquisition of Intangible asset	(1,360)	(5,014)
Net cash used in investing activities	(41,038)	(39,743)
Financing activities
Payment of loans and financing and debentures	(10,078)	(11,229)
Payment of interest and financial charges	(6,681)	(2,156)
Net cash used in financing activities	(16,759)	(13,385)
Decrease in cash and cash equivalents	(57,099)	(1,547)
Cash and cash equivalents at beginning of period	84,687	31,083
Cash and cash equivalents at end of period	R$ 27,588	R$ 29,536